Brendan Wood TopGun ETF (BWTG)

A series of
ETF Opportunities Trust

Supplement dated July 25, 2025
to the Statement of Additional Information (“SAI”)
dated December 31, 2024

Effective immediately, the following information replaces in its entirety the information in the section entitled “MANAGEMENT AND OTHER SERVICE PROVIDERS – Portfolio Managers’ Share Ownership” in the SAI:

Portfolio Manager Share Ownership. The table below shows the amount of the Fund’s equity securities beneficially owned by each Portfolio Manager as of December 31, 2024 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001 - $50,000; D = $50,001 - $100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Portfolio Manager	Dollar Range of Fund Shares
Matthew Tuttle	E
Brendan Wood	G
Jordan Novak	F

*          *          *          *          *

For more information regarding this supplement please call 1-833-759-6110.

This Supplement and the existing SAI provide relevant information for all shareholders and should be retained for future reference. The SAI has been filed with the U.S. Securities and Exchange
Commission, is incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 833-759-6110.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.